NVIT BlackRock Equity Dividend Fund Investment Objectives and Goals - NVIT BlackRock Equity Dividend Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT BlackRock Equity Dividend Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT BlackRock Equity Dividend Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.